CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (250)	$ (229)	$ (389)	$ (494)	$ (2,304)	$ (2,007)	$ (939)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(267)	(51)	17	(96)	194	129	11
Unrealized gains (losses) arising during the period	(5)	1			4
Reclassification of (gains) losses to net income	(1)	(1)			(1)
Total unrealized gains (losses) on cash flow hedges	(6)				3
Retirement-related benefit plans:
Prior service costs (credits)					1		(1)
Net gains (losses) arising during the period		136	(5)	5	72	(41)	(84)
Amortization of prior service (credits) costs		4				(1)
Amortization of net (gains) losses	10	16	10	10	51	36	27
Total retirement-related benefit plans	10	156	5	16	127	(6)	(57)
Curtailments and settlements					3
Other comprehensive income (loss), before tax	(263)	105	22	(81)	324	123	(46)
Income tax (expense) benefit related to items of other comprehensive income (loss)	(1)	(50)	(1)	(5)	(33)	2	18
Other comprehensive income (loss), net of tax	(264)	54	21	(86)	292	125	(28)
Total comprehensive income (loss)	$ (514)	$ (175)	$ (368)	$ (580)	$ (2,013)	$ (1,883)	$ (967)